Convertible Loan from Shareholder (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)
Convertible Loan From Shareholder [Line Items]
Received a convertible loan	$ 208
Loan bears interest at an annual rate	8.00%	8.00%
Number of trading days	30
Discount	20.00%
Effective interest rate	8.00%	8.00%
Interest expense	$ 7
Carrying amount of the loan	269		$ 1,318
Fair value of loan	269
Revaluation loss	$ 54
ADS [Member]
Convertible Loan From Shareholder [Line Items]
Discount	20.00%
Convertible Loan [Member]
Convertible Loan From Shareholder [Line Items]
Received a convertible loan | ₪		₪ 700
Loan [Member]
Convertible Loan From Shareholder [Line Items]
Carrying amount of the loan	$ 215